Related Party Transactions - Amount paid or received from related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BW Group Limited
Disclosure of transactions between related parties [line items]
Cost related	€ (7,576)	€ (5,307)	€ (1,853)
Hafnia Pools Pte Ltd
Disclosure of transactions between related parties [line items]
Cost related	(1,597)	(2,537)
Payables		1
BW Maritime Pte. Ltd
Disclosure of transactions between related parties [line items]
Cost related	(26)	(3)
Payables	10	3
Scorpio Services Holding
Disclosure of transactions between related parties [line items]
Cost related	(17)
Payables	141
BW Altor Pte. Ltd
Disclosure of transactions between related parties [line items]
Cost related		(85)
Payables		85
Swire Pacific Offshore Holdings Group
Disclosure of transactions between related parties [line items]
Cost related		(157)	(684)
Crew hire expenses paid		€ (115)	(11,461)
Payables			63
Management fees paid			€ (197)
Scorpio Kamsarmax Pools
Disclosure of transactions between related parties [line items]
Receivables	136
Ultramax Pools
Disclosure of transactions between related parties [line items]
Receivables	456
Scorpio Commercial Management
Disclosure of transactions between related parties [line items]
Payables	4
Scorpio Service Management
Disclosure of transactions between related parties [line items]
Payables	6
Scorpio UK
Disclosure of transactions between related parties [line items]
Payables	€ 1